Short Term Loan (Details Narrative) - Unrelated Third Party Investor [Member] - Eos SENOLYTIXS Inc [Member]	Feb. 12, 2026 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Received amount	$ 100,000
Unsecured promissory note amount	100,000
Series A Preferred Financing [Member]
Defined Benefit Plan Disclosure [Line Items]
Invest fund	$ 100,000